Related Parties Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

NOTE 14:- RELATED PARTIES TRANSACTIONS

Agreements with controlling shareholder and its affiliates:

The Company has in effect services agreements with certain companies that are affiliated with Formula, Sapiens' parent company (most recently since December 23, 2014 and thereafter), and Asseco, Sapiens' ultimate parent company, pursuant to which the Company has received services amounting to approximately $5,050, $4,455 and $6,005, in aggregate for the years ended December 31, 2017, 2018 and 2019. In addition, during the years ended December 31, 2017, 2018 and 2019, the Company purchased from those affiliated companies an aggregate of approximately $930, $320 and $194 of hardware and software.

On August 18, 2015, Sapiens completed the acquisition from Asseco Poland S.A. ("Asseco") of all issued and outstanding shares of Sapiens Software Solutions (Poland) Sp. z o.o. (formerly "Insseco Sp. z o.o.") ("Sapiens Poland"). Asseco is the ultimate parent company of Sapiens, through its holdings in Formula.

Under the share purchase agreement for that acquisition, Asseco committed to assign all customer contracts to Sapiens Poland that relate to the intellectual property that the Company acquired as part of the acquisition. In the event that Asseco cannot obtain the consent of any customer to the assignment of its contract to Sapiens Poland, Asseco will hold that customer's contract in trust for the benefit of Sapiens Poland . Under that arrangement, in 2016, Sapiens Poland invoiced Asseco in a back-to-back manner for all invoices issued by Asseco on Sapiens Poland's behalf to customers under those contracts that were not yet assigned by Asseco to Sapiens Poland.

During the years ended December 31, 2017, 2018 and 2019, Asseco provided back office and professional services and fixed assets to Sapiens Poland in an amount totaling approximately $1,600, and $980 and $676, respectively.

As of December 31, 2018, and 2019, the Company had trade payables balances due to its related parties in amount of approximately $1,100 and $1,640, respectively. In addition, as of December 31, 2018 and 2019, the Company had trade receivables balances due from its related parties in amount of approximately $1,000 and $770, respectively.